Summary of significant accounting policies - Business description (Details)	12 Months Ended
Dec. 31, 2024 member MW
Business description
Number of electric distribution cooperative members | member	38
Summer planning reserve capacity of generating units (in megawatts)	8,594
Smarr EMC
Business description
Summer planning reserve capacity of generating units (in megawatts)	729
Green Power EMC
Business description
Summer planning reserve capacity of generating units (in megawatts)	820
Green Power EMC | Solar energy
Business description
Summer planning reserve capacity of generating units (in megawatts)	804